Right of Use Asset and Operating Lease Liability - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Variable lease costs (CPI adjustments)	$ 193	$ 130
Operating lease costs:
Depreciation of leased assets	1,308	1,171
Interest on lease liabilities	157	212
Total lease costs	$ 1,658	$ 1,513